STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended
Jun. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Schedule of Changes in Outstanding Common Stock Warrants

	Number of	Weighted Average
	Warrants	Exercise Price
Common Stock Warrants
Balance at beginning of year	11,528,934	$0.170
Granted	84,106,138	0.074
Exercised	(838,000)	0.122
Forfeited	0	-
Balance at end of period	94,797,072	0.84

Warrants exercisable at end of period	94,797,072	$0.084

Weighted average fair value of warrants granted or re-priced during the period		$.074

Schedule of Information about Common Stock Warrants

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.074	83,768,138	3.19 Years	$0.074	83,768,138	$0.074
$0.15	10,738,934	4.25 Years	$0.150	10,738,934	$0.150
$0.50	290,000	1.28 Years	$0.500	290,000	$0.500
	94,797,072		$0.084	94,797,072	$0.084